Cover Page	Feb. 04, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 04, 2022
Entity Registrant Name	Hims & Hers Health, Inc.
Entity Central Index Key	0001773751
Entity Emerging Growth Company	false
Trading Symbol	HIMS
Security Exchange Name	NYSE
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Entity Address, State or Province	CA
Entity Incorporation, State or Country Code	DE
Entity File Number	005-91087
Entity Tax Identification Number	98-1482650
Entity Address, Address Line One	2269 Chestnut Street, #523
Entity Address, City or Town	San Francisco
Entity Address, Postal Zip Code	94123
City Area Code	415
Local Phone Number	851-0195
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false